Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital.
Schedule of share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance at January 1, 2018	15,384,988	(1,964,973)	13,420,015
Issue of shares — capital increase	13,179,043	(278,027)	12,901,016
Settlement of suppliers' invoices	—	87,176	87,176
Net purchase of treasury shares	—	(2,652)	(2,652)
Balance at December 31, 2018	28,564,031	(2,158,476)	26,405,555
Issue of shares — capital increase	4,284,604	(4,284,604)	—
Settlement of suppliers' invoices	—	196,610	196,610
Net sale of treasury shares	—	2,983	2,983
Balance at December 31, 2019	32,848,635	(6,243,487)	26,605,148